Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Condensed Income Statements Captions [Line Items]
Total Revenues	$ 5,681	$ 5,372
Cost and Expenses:
Cost of goods sold	4,497	4,238
Selling, general and administrative expenses	542	546
Research and development expenses	191	183
Restructuring expenses	12	15
Interest expense	219	230
Other, net	141	630
Total Costs and Expenses	5,602	5,842
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	79	(470)
Income tax (expense)	(48)	(40)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	18	(3)
Net income (loss)	49	(513)
Net income (loss) attributable to noncontrolling interests	3	(1)
Net income (loss) attributable to CNH Industrial N.V.	46	(512)
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	325	324
Cost and Expenses:
Cost of goods sold	265	279
Selling, general and administrative expenses	13	28
Research and development expenses	1	(2)
Restructuring expenses		5
Interest expense	43	29
Interest compensation to Financial Services	2	3
Other, net	26	35
Total Costs and Expenses	350	377
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(25)	(53)
Income tax (expense)	(4)	1
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	75	(461)
Net income (loss)	46	(513)
Net income (loss) attributable to CNH Industrial N.V.	46	(513)
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2	2
Cost and Expenses:
Interest expense	63	63
Other, net	1	2
Total Costs and Expenses	64	65
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(62)	(63)
Income tax (expense)	22	23
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	42	28
Net income (loss)	2	(12)
Net income (loss) attributable to CNH Industrial N.V.	2	(12)
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2,205	2,097
Cost and Expenses:
Cost of goods sold	1,848	1,784
Selling, general and administrative expenses	132	125
Research and development expenses	69	65
Restructuring expenses	6	(8)
Interest expense	32	28
Interest compensation to Financial Services	48	46
Other, net	35	16
Total Costs and Expenses	2,170	2,056
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	35	41
Income tax (expense)	(4)	2
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	61	75
Net income (loss)	92	118
Net income (loss) attributable to CNH Industrial N.V.	92	118
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	4,692	4,330
Cost and Expenses:
Cost of goods sold	3,738	3,397
Selling, general and administrative expenses	397	393
Research and development expenses	121	120
Restructuring expenses	6	18
Interest expense	220	220
Other, net	79	577
Total Costs and Expenses	4,561	4,725
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	131	(395)
Income tax (expense)	(62)	(66)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	51	65
Net income (loss)	120	(396)
Net income (loss) attributable to noncontrolling interests	3	(1)
Net income (loss) attributable to CNH Industrial N.V.	117	(395)
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	(1,543)	(1,381)
Cost and Expenses:
Cost of goods sold	(1,354)	(1,222)
Interest expense	(139)	(110)
Interest compensation to Financial Services	(50)	(49)
Total Costs and Expenses	(1,543)	(1,381)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(211)	290
Net income (loss)	(211)	290
Net income (loss) attributable to CNH Industrial N.V.	$ (211)	$ 290